Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash on hand	$ 226,782	$ 261,476
Deferred offering costs		89,803
Prepaid expenses	10,530	30,000
Total current assets	237,312	381,279
Total assets	237,312	381,279
Shareholders’ equity (deficit):
Additional paid-in capital	2,541,849	2,072,809
Subscription receivable	(200)	(200)
Other comprehensive loss	(129)	643
Accumulated deficit	(2,863,410)	(2,089,387)
Total shareholders’ deficit	(319,015)	(13,360)
Current liabilities:
Accrued legal and accounting	305,594	321,526
Accrued consulting	230,169	51,624
Other accounts payable and accrued liabilities	8,743	10,748
Due to related parties	11,821	10,741
Total current liabilities	556,327	394,639
Total liabilities	556,327	394,639
Total liabilities and shareholders’ deficit	237,312	381,279
Preference Shares
Shareholders’ equity (deficit):
Share capital
Class A Common Shares
Shareholders’ equity (deficit):
Share capital	1,880	1,880
Class B Common Shares
Shareholders’ equity (deficit):
Share capital	$ 995	$ 895